EXCEPTIONAL ITEMS	12 Months Ended
Dec. 31, 2022
Exceptional Items
EXCEPTIONAL ITEMS

8.	EXCEPTIONAL ITEMS

	2022	2021	2020
Costs arising from business combinations	-	-	(18.2)
COVID-19 impacts (ii)	(16.7)	(134.3)	(263.2)
Restructuring (i)	(101.8)	(165.4)	(146.5)
Effect of application of IAS 29 (hyperinflation)	(8.2)	(11.1)	(9.3)
Stella Recall	-	-	(14.8)
Distribution agreement (iii)	-	(82.0)	-
Write-off of investments (iv)	(16.6)	-	-
Total	(143.3)	(392.8)	(452.0)

(i)	The restructuring expenses primarily related to centralized projects and resizing in the Latin America CAC and Brazil.

(ii)	COVID-19 expenses refer to (a) additional administrative expenses to ensure the safety of the Company’s people (increased frequency of cleaning at the Company’s facilities, providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support for some customer ecosystems, which were necessary due to the COVID-19 pandemic.

(iii)	Refers to distribution agreement with our strategic partner in Guatemala.

(iv)	Refers to an investment write-off of a business line in Canada.